Share-Based Compensation - Summary of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Options Outstanding
Beginning balance (in shares)	21,843,781	25,087,416	14,936,726
Granted (in shares)	1,605,000	9,562,000	15,854,166
Exercised (in shares)	(72,334)	(5,589,084)	(2,421,657)
Expired (in shares)	(737,963)	(2,966,509)	(1,682,658)
Forfeited (in shares)	(234,662)	(4,250,042)	(1,599,161)
Ending balance (in shares)	22,403,822	21,843,781	25,087,416
Vested at end of period (in shares)	18,039,489	14,264,369
Expected to vest at end of period (in shares)	4,364,333	7,579,412
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 1.74	$ 1.29	$ 2.13
Granted (in dollars per share)	1.01	2.49	0.60
Exercised (in dollars per share)	0.53	1.50	0.78
Expired (in dollars per share)	2.48	1.69	2.72
Forfeited (in dollars per share)	2.30	1.10	1.58
Ending balance (in dollars per share)	1.67	1.74	$ 1.29
Vested at end of period (in dollars per share)	1.51	$ 1.53
Expected to vest at end of period (in dollars per share)	$ 2.16
Weighted Average Remaining Contractual Life (Years)
Outstanding	7 years 6 months 3 days	8 years 21 days	7 years 11 months 1 day
Vested at end of period (in years)	7 years 3 months 21 days	7 years 8 months 15 days
Expected to vest at end of period (in years)	8 years 4 months 9 days	9 years 4 months 13 days
Aggregate Intrinsic Value
Outstanding at beginning period	$ 4,596,393	$ 18,554,241
Outstanding at end of period	0	4,596,393	$ 18,554,241
Vested at end of period	0	3,927,341
Expected to vest at end of period	$ 0	$ 669,052